Statements of Operations - USD ($)	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Income Statement [Abstract]
Revenues	$ 173,805
Cost of Goods Sold	454,359
Gross Profit	(280,553)
Expenses:
General and Administrative	248,529	20,248
Depreciation and Amortization	19,011	97,545
Other General and Administrative
Total Operating Expenses	267,540	20,248
Income(Loss) From Operations	(548,093)	(20,248)
Other Income (Expenses)
Gain on Sale of Asset	412
Gain/(Loss) onDerivatives	(791,017)	1,439
Interest Expense	(4,314)	(13,926)
Total Other Income(Expenses)	786,291	12,487
Net income/(loss) Before Income Taxes	(1,334,384)	(32,375)
Income Tax Expense
Net Income/(Loss)	$ (1,334,384)	$ (32,487)
Net Gain/(Loss) Per Share - Basic	$ (0.001)	$ (0.00)
Net Gain/(Loss) Per Share - Diluted	$ (0.003)	$ 0.00
Weighted Average Number of Shares - Basic	149,618,110	357,235,811
Diluted	185,275,282	357,235,811